Contractual Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2019	May 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Feb. 20, 2014
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 287				$ 262
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	97				97	$ 97
Litigation | Newmont Mining Co. Litigation
Disclosure of contingent liabilities [line items]
Contingent liabilities	0				0
Other tax disputes | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	22				21
Tax dispute | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	22				21
Tax dispute | AngloGold Ashanti Colombia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	168				144
Tax dispute | Columbian Tax Office Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	20				20
Tax dispute | Columbian Tax Office Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	118	$ 8			115
Groundwater pollution | Groundwater contamination plumes
Disclosure of contingent liabilities [line items]
Contingent liabilities	0				0
Groundwater pollution | Deep groundwater pollution
Disclosure of contingent liabilities [line items]
Contingent liabilities	0				0
Additional Penalties and Interest | Tax dispute | Columbian Tax Office Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 10		$ 3	$ 9	$ 9